CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON-CURRENT AND CURRENT (Cash and cash equivalents) (Details) - USD ($) $ in Thousands	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
(i) Other investments
Other deposits with maturity of more than three months	$ 1,600,002		$ 2,160,051
Other investments - Current	1,600,002		2,160,051
(ii) Cash and cash equivalents
Cash and banks	397,269		456,385
Restricted cash	2,838		2,746		$ 3,129
Short-term bank deposits	332,317		413,965
Other deposits with maturity of less than three months	798,780		818,167
Cash and cash equivalents	$ 1,531,204	[1]	$ 1,691,263	[1]	$ 1,846,013	[1]	$ 1,653,355

[1]	It includes restricted cash of $2,838, $2,746 and $3,129 as of December 31, 2025, 2024 and 2023, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,600,061, $2,182,874 and $2,186,420 as of December 31, 2025, 2024 and 2023, respectively.